Business combinations - Acquisition of Pet Minuta d.o.o - Narrative (Details)		12 Months Ended
	Mar. 04, 2021 GBP (£) shares employee £ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 GBP (£) shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		215,792	0
Endava d.o.o
Disclosure of detailed information about business combination [line items]
Number of employees | employee	157
Initial cash consideration	£ 16,062,000		£ 16,111,000
Equity consideration	£ 4,478,000		4,478,000
Share price (in GBP per share) | £ / shares	£ 62.02
Fair value of deferred consideration	£ 2,653,000		2,653,000
Contingent consideration payment period		24 months
Fair value of contingent consideration	1,725,000		1,725,000
Deferred tax liability	1,730,000		1,844,000
Intangible assets - Client relationships	8,253,000		£ 8,681,000
Endava d.o.o | Restricted share unit
Disclosure of detailed information about business combination [line items]
Aggregate fair value of other equity instruments granted	4,700,000
Endava d.o.o | Unremitted earnings
Disclosure of detailed information about business combination [line items]
Deferred tax liability	£ 300,000
Endava d.o.o | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	72,193
Endava d.o.o | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	£ 1,600,000
Intangible assets - Client relationships	8,700,000
Tax base of intangible assets	£ 0
Endava d.o.o | Maximum
Disclosure of detailed information about business combination [line items]
Vesting period		4 years
Endava d.o.o | Minimum
Disclosure of detailed information about business combination [line items]
Vesting period		3 years